SUBSEQUENT EVENTS (Details 4)	Sep. 08, 2015 USD ($) item $ / shares	Jul. 01, 2015 USD ($)	Sep. 30, 2013 item $ / shares	Sep. 11, 2015 USD ($)	Aug. 31, 2015 USD ($)
Convertible Notes
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 1.78
Aggregate principal amount		$ 33,990,538
Aggregate interest on 50% of convertible notes		1,936,617
Aggregate principal amount				$ 33,991,000	$ 32,445,000
Trading days immediately preceding the notice of conversion used for calculation of average of the closing prices for the common stock | item			20
Modified Convertible Notes | Subsequent event | Expected
Subsequent Event [Line Items]
Principal amount of convertible notes (as a percent)	50.00%
Annual rate on outstanding principal amount (as a percent)	6.50%
Amount of interest payable in kind (as a percent)	50.00%
Trading days immediately preceding the notice of conversion used for calculation of average of the closing prices for the common stock | item	20
Modified Convertible Notes | Convertible noteholders
Subsequent Event [Line Items]
Aggregate principal amount	$ 16,400,000
Conversion of Convertible Notes into Common Stock | Convertible Notes
Subsequent Event [Line Items]
Aggregate principal amount		$ 33,990,538
Principal amount of convertible notes (as a percent)		50.00%
Aggregate interest on 50% of convertible notes		$ 1,936,617
Conversion of Convertible Notes into Common Stock | Convertible Notes | Subsequent event | Expected
Subsequent Event [Line Items]
Principal amount of convertible notes (as a percent)	50.00%
Cash payment to each noteholder (as a percent)	25.00%
Conversion of Convertible Notes into Common Stock | Convertible Notes | Common Stock | Subsequent event | Expected
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 11.10
Conversion of Convertible Notes into Common Stock | Convertible Notes | Convertible noteholders | Common Stock
Subsequent Event [Line Items]
Ownership upon conversion of debt and consummation of merger (as a percent)		14.00%
Conversion of Convertible Notes into Common Stock | Convertible Notes | Convertible noteholders | Common Stock | Subsequent event | Expected
Subsequent Event [Line Items]
Ownership upon conversion of debt and consummation of merger (as a percent)		14.00%
Conversion of Convertible Notes into Common Stock | Modified Convertible Notes | Common Stock | Subsequent event | Expected
Subsequent Event [Line Items]
Trading days immediately preceding the notice of conversion used for calculation of average of the closing prices for the common stock | item	20
Conversion of Convertible Notes into Common Stock | Modified Convertible Notes | Convertible noteholders | Common Stock | Subsequent event | Expected
Subsequent Event [Line Items]
Ownership upon conversion of debt and consummation of merger (as a percent)	14.10%
Minimum | Modified Convertible Notes | Subsequent event | Expected
Subsequent Event [Line Items]
Amount of interest payable in cash (as a percent)	50.00%
Maximum | Modified Convertible Notes | Subsequent event | Expected
Subsequent Event [Line Items]
Amount of interest payable in cash (as a percent)	100.00%
From inception to October 1, 2016 | Modified Convertible Notes, Fireman | Subsequent event | Expected
Subsequent Event [Line Items]
Annual rate on outstanding principal amount (as a percent)	6.50%
From October 1, 2016 | Modified Convertible Notes, Fireman | Subsequent event | Expected
Subsequent Event [Line Items]
Annual rate on outstanding principal amount (as a percent)	7.00%